SCHEDULE OF STATUTORY RATE OF EFFECTIVE TAX RATE (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income tax at expected tax rates		$ (488,479)	$ (238,505)
Income tax at expected tax rates, percentage		25.00%	25.00%
Additional deduction of research and development expenses		$ (14,617)	$ (12,980)
Additional deduction of research and development expenses, percentage		0.70%	1.40%
Non-deductible expenses		$ 23,652	$ 14,911
Non-deductible expenses, percentage		(1.20%)	(1.60%)
Effect of PRC preferential tax rates	[1]	$ (1,240,612)	$ 202,166
Effect of PRC preferential tax rates (1), percentage	[1]	63.60%	(21.10%)
Non-PRC entities not subject to PRC tax	[2]	$ 585,288	$ 20,217
Non-PRC entities not subject to PRC tax (2), percentage	[2]	(30.00%)	(2.20%)
Change of valuation allowance	[3]	$ 1,017,594
Change of valuation allowance (3), percentage	[3]	(52.10%)
Other			$ 28,826
Other, percentage			(3.00%)
Income tax (benefit) expense		$ (117,174)	$ 14,635
Effective tax rate, percentage		6.00%	(1.50%)

[1]	China Oil Blue Ocean and ZJY Technologies were approved as HNTE in December 2022; they are entitled to a 10% reduction in income tax rate from 25% to 15%. Xinjiang Breslin is registered in the Khorgos Economic Development Zone, enjoying a preferential policy of full exemption from corporate income tax for five years.
[2]	Leishen Hong Kong is a non-PRC entity not subject to PRC corporate income tax policies. For the six months ended March 31,2026, with the Company in an overall loss position, the net loss of Leishen Hong Kong decreased the overall effective tax rate of the Company.
[3]	Since 2025, ZJY Technologies, Leishen Services, and certain other companies have incurred continuous net losses. As ZJY Technologies and Leishen Services may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance for its deferred tax assets as of March 31, 2026.